THIS IS AMENDMENT 1 TO THE JUNE 30, 2006 FORM 13F FILING.
THE PREVIOUS FILING INCLUDED THE MARCH 31, 2006 HOLDINGS IN ERROR.








UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
June 30, 2006

Check here is amendment [ X  ]  Amendment Number:  1
This Amendment 		[  X ]  is a restatement
				[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28-7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:




William J. Brady	San Francisco, CA		August 24, 2006











Report Type	(Check only one.):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  69

Form 13F Information Table Value Total:  $72,612 (thousands)

List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE


Form 13F Information Table:

(1)                (2)    (3)         (4)         (5)     (6)    (7)   (8)
                                    Value       Total  Invstmnt Other  Voting
Name of Issuer  Class   CUSIP     (in $000's)   shares  DSCRETN  Mgr  Authrty

Alliance Data   Common  018581108       882     15,000    Sole   n/a     none
AlphaTec        Common  02081G102       252     40,000    Sole   n/a     none
Amedisys        Common  023436108     2,615     69,000    Sole   n/a     none
American Repro  Common  029263100       725     20,000    Sole   n/a     none
Ann Taylor      Common  036115103       651     15,000    Sole   n/a     none
Archer Daniels  Common  039483102     1,032     25,000    Sole   n/a     none
Aspreva Pharma  Common  04538T109       407     15,000    Sole   n/a     none
ATP Oil & Gas   Common  00208J108     3,407     81,250    Sole   n/a     none
Biolase Tech    Common  090911108       336     40,000    Sole   n/a     none
Bluebook Intl   Common  09608Q208       122    239,595    Sole   n/a     none
Calfrac Well Sv Common  129584108     1,574     73,300    Sole   n/a     none
Canada Subsurfc Common  13664R100       145     25,000    Sole   n/a     none
Capital One     Pref    14041L204     1,013     40,000    Sole   n/a     none
CE Franklin     Common  125151100       994     68,600    Sole   n/a     none
China Battery   Common  16936Y100     2,552    299,863    Sole   n/a     none
Christopher Bnk Common  171046105       725     25,000    Sole   n/a     none
Coherent        Common  192479103       675     20,000    Sole   n/a     none
Commscope       Common  203372107       471     15,000    Sole   n/a     none
Daktronics      Common  234264109       577     20,000    Sole   n/a     none
Deere & Co      Common  244199105       835     10,000    Sole   n/a     none
Deli Solar      Common  24688L102     1,100    100,000    Sole   n/a     none
Djji Corp       Common  25402R101         6    604,500    Sole   n/a     none
Five Star Care  Common  33832D106       277     25,000    Sole   n/a     none
Flow Int'l      Common  343468104     3,408    242,238    Sole   n/a     none
Fluor           Common  343412102       465      5,000    Sole   n/a     none
FMC Technologie Common  30249U101     1,012     15,000    Sole   n/a     none
Fox Hollow Tech Common  35166A103     2,650     97,000    Sole   n/a     none
Freescale Semi  Common  35687M107       435     15,000    Sole   n/a     none
Gardner Denver  Common  365558105       578     15,000    Sole   n/a     none
Global Traffic  Common  37947B103       825    150,000    Sole   n/a     none
GMX Resources   Common  38011M108     1,082     35,000    Sole   n/a     none
Greatbatch      Common  39153L106       472     20,000    Sole   n/a     none
Gymboree        Common  403777105       348     10,000    Sole   n/a     none
Healthextra     Common  422211102     1,209     40,000    Sole   n/a     none
Healthways      Common  422245100     4,264     81,000    Sole   n/a     none
Hologic         Common  436440101     1,974     40,000    Sole   n/a     none
Home Solutions  Common  437355100     1,810    293,400    Sole   n/a     none
ICU Medical     Common  44930G107       422     10,000    Sole   n/a     none
Integrated Devc Common  458118106       567     40,000    Sole   n/a     none
Intuitive Surg  Common  46120E602     1,150     10,000    Sole   n/a     none
Joy Global      Common  481165108     1,042     20,000    Sole   n/a     none
Kforce          Common  493732101       310     20,000    Sole   n/a     none
Ladish Co.      Common  505754200       749     20,000    Sole   n/a     none
Leader Energy   Common  52168A106     1,772    600,000    Sole   n/a     none
Life Cell       Common  531927101     4,576    148,000    Sole   n/a     none
Limited Brands  Common  532716107       384     15,000    Sole   n/a     none
Lincoln Electrc Common  533900106       940     15,000    Sole   n/a     none
Littlefuse      Common  537008104       516     15,000    Sole   n/a     none
LTX Corp        Common  502392103       210     30,000    Sole   n/a     none
Manitowoc Co    Common  563571108     1,335     30,000    Sole   n/a     none
Manpower        Common  56418H100       969     15,000    Sole   n/a     none
McDermott Intl  Common  580037109       682     15,000    Sole   n/a     none
Monster Worldwd Common  611742107     1,493     35,000    Sole   n/a     none
Netlogic        Common  64118B100       645     20,000    Sole   n/a     none
NQL Energy      Common  62936W108       548     80,000    Sole   n/a     none
Nurometrix      Common  641255104     1,218     40,000    Sole   n/a     none
NuVasive        Common  670704105     1,048     57,500    Sole   n/a     none
Oceaneering Int Common  675232102       917     20,000    Sole   n/a     none
Pressstek, Inc. Common  741113104     1,769    190,000    Sole   n/a     none
Psychiatric Sol Common  74439H108     2,637     92,000    Sole   n/a     none
Scientific Game Common  80874P109       534     15,000    Sole   n/a     none
Sonic Wall      Common  835470105       584     65,000    Sole   n/a     none
Star Maritime   Common  88516E107       203     20,000    Sole   n/a     none
Stratasys       Common  862685104       477     16,200    Sole   n/a     none
Terex           Common  880779103       987     10,000    Sole   n/a     none
Warrior Energy  Common  936258102        49      2,000    Sole   n/a     none
Westiam Corp    Common  956909105       744    161,000    Sole   n/a     none
Wright Express  Common  98233Q105       575     20,000    Sole   n/a     none
Zoll Medical    Common  989922109       655     20,000    Sole   n/a     none